(4) Property and Equipment	6 Months Ended
Jun. 30, 2020
PROPERTY AND EQUIPMENT
(4) Property and Equipment

(4) PROPERTY AND EQUIPMENT

Property and Equipment consists of the following:

	June 30, 2020	December 31, 2019	December 31, 2018
Equipment	2,250	2,250	-
Less: accumulated depreciation	(581)	(207)	-
Total	1,669	2,043	-

The Company capitalized the cost of equipment purchased and is amortizing the cost over their estimated useful life of three years, beginning September 2019. Depreciation expense was $375; $206 and $0 for the six months ended June 30, 2020; the year ended December 31, 2019, and the period since inception (May 2, 2018) ended December 31, 2018, respectively.